Summary of Principal Accounting Policies - Accounts Receivable (Details) - CNY (¥) ¥ in Millions	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019
Accounts receivable
Recorded allowance for doubtful accounts for the year	¥ 0.0	¥ 0.0	¥ 6.4
Other receivables, net
Allowance for loan receivables and deposits for lessor and other suppliers	¥ 9.4	¥ 0.0	¥ 2.0